Related Party Transactions - Founder Shares (Details) - Common Class B [Member]					12 Months Ended
	Apr. 14, 2021 shares	Mar. 01, 2021 shares	Feb. 19, 2021 shares	Dec. 30, 2020 USD ($) D $ / shares shares	Dec. 31, 2022 shares	Mar. 31, 2023 shares	Dec. 31, 2021 shares
Related Party Transactions
Aggregate number of shares owned			10,062,500
Common shares, shares issued					10,625,000	10,625,000	10,625,000
Common shares, shares outstanding					10,625,000	10,625,000	10,625,000
Sponsor [Member]
Related Party Transactions
Stock dividend		2,012,500	2,875,000
Aggregate number of shares owned		12,075,000
Shares subject to forfeiture		1,575,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions
Number of shares issued				7,187,500
Aggregate purchase price | $				$ 25,000
Stock dividend		2,012,500	2,875,000
Aggregate number of shares owned		12,075,000	10,062,500
Shares subject to forfeiture				1,575,000
Maximum number of shares subject to forfeiture		1,575,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%		20.00%
Number of shares forfeited	1,450,000
Common shares, shares issued					10,625,000	10,625,000
Common shares, shares outstanding					10,625,000	10,625,000
Restrictions on transfer period of time after completion of business combination				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days